Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill.
Goodwill

10 Goodwill

	2025	2024
	$m	$m
Cost
At 1 January	21,335	20,361
Additions through business combinations (Note 27)	–	1,083
Exchange and other adjustments	223	(109)
At 31 December	21,558	21,335
Amortisation and impairment losses
At 1 January	310	313
Exchange and other adjustments	6	(3)
At 31 December	316	310
Net book value
At 31 December	21,242	21,025

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 7, the Group does not have multiple operating segments and is engaged in a single business activity of pharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2025 (and 31 December 2024). No goodwill impairment was identified.